Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Post-Employment Benefits
Schedule of present value of the defined benefit obligations and the fair value of the plan assets

In € thousand	12/31/2022	12/31/2021
Present value of funded obligations	487	155
Fair value of plan assets	(411)	(71)
Net defined benefit liability	76	84

Schedule of reconciliation of the net defined benefit liability

In € thousand	2022	2021
Net defined liability at January 1	84	193
Defined benefit cost recognized in consolidated statement of operations	101	117
Defined benefit cost recognized in other comprehensive income	(28)	(162)
Employer contributions	(85)	(74)
Currency effects	4	10
Net defined liability at December 31	76	84

Schedule of reconciliation of the amount recognized in the consolidated statement of financial position

In € thousand	2022	2021
Employee benefit obligations as of January 1	155	433
Actuarial adjustments	(14)	(233)
thereof: experience adjustments	94	(202)
thereof: demographic adjustments	—	(25)
thereof: adjustments for financial assumptions	(108)	(6)
Current service cost	95	112
Past service credit	—	(1)
Interest expense	1	1
Currency effects	14	19
Employee contributions	85	74
Benefits recovered / (paid)	151	(250)
Employee benefit obligations as of December 31	487	155

Schedule of reconciliation of the plan assets

In € thousand	2022	2021
Fair value of plan assets as of January 1	71	240
Employer contributions	85	74
Employee contributions	85	74
Benefits recovered / (paid)	151	(250)
Administration expenses	(6)	(5)
Return on asset excl. interest income	14	(71)
Interest income	1	0
Currency effects	10	9
Fair value of plan assets as of December 31	411	71

Schedule of expense recognized in the consolidated statements of operations and other comprehensive income

In € thousand	2022	2021
Actuarial losses (+) / gains (-) deriving from experience adjustments	94	(202)
Actuarial gains (-) / losses (+) deriving from changes in demographical assumptions	—	(25)
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	(108)	(6)
Return on plan assets etc., interest (expense) / income	(14)	71
Included in other comprehensive income	(28)	(162)
Current service cost	95	112
Past service (credit) / cost	—	(1)
Interest income	(1)	0
Administrative expenses (effective)	6	5
Interest expense	1	1
Included in the consolidated statements of operations	101	117
Total expense / (income) included in the consolidated statements of operations and other comprehensive income	73	(45)

Schedule of principal actuarial assumptions

	12/31/2022	12/31/2021
Future salary increases	3.00%	1.00%
Inflation rate	1.60%	0.60%
Future pension increases	0.00%	0.00%
Discount rate	2.20%	0.35%

	2022	2021	2022	2021
Discount rate	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	472	149	503	163
Salary increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	490	156	480	155
Pension increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	495	159	n/a	n/a

Schedule of significant actuarial assumptions would have had the following impact on the present value of the post-employment benefit obligations as of the respective reporting dates

(in € thousand)	December 31, 2022
Financial years	2023	2024-2027	2028-2032
Expected benefit payments	29	161	280
Total expected benefit payments	29	161	280

(in € thousand)	December 31, 2021
Financial years	2022	2023-2026	2027-2031
Expected benefit payments	18	95	147
Total expected benefit payments	18	95	147